Note 18 - Stockholders' Equity (Detail) - Warrants Outstanding (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Granted (in Dollars)		$ 3,170,000
Shares (in Shares)		2,820,000
Warrant [Member] | Beginning of Period [Member]
Shares (in Shares)		12,103,942
Weighted Average Exercise Price		$ 1.27
Weighted Average Exercise Price		$ 1.27
Warrant [Member]
Shares (in Shares)	14,967,941
Weighted Average Exercise Price	$ 0.56	$ 1.00
Weighted Averege Contractual Term	2 years 306 days	3 years 284 days
Exercisable at September 30, 2012 (in Shares)	14,717,941
Exercisable at September 30, 2012	$ 0.56
Exercisable at September 30, 2012	2 years 306 days
Granted (in Dollars)		$ 3,370,000
Granted Weighted Average Exercise Price		$ 0.50
Exercised (in Shares)	0	0
Exercised Weighted Average Exercise Price	$ 0	$ 0
Expired (in Shares)	(248,000)	(506,001)
Expired Weighted Average Exercise Price	$ 0.75	$ 1.46
Shares (in Shares)	14,719,941	14,967,941
Weighted Average Exercise Price	$ 0.56	$ 1.00